ROBERTSON STEPHENS MUTUAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 5, 1998

         This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of the Robertson Stephens Global Low-Priced Stock Fund (the "Acquired Fund"), a series of Robertson Stephens Investment Trust, a Massachusetts business trust (the "Trust"), into the Robertson Stephens Partners Fund (the "Acquiring Fund"), another series of the Trust.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated June 5, 1998 (the "Prospectus/Proxy Statement") of the Trust which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Trust at 555 California Street, San Francisco, California 94104 or by calling 1-800-766-3863.


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                                Table of Contents

Item                                                                Page


I.  Additional Information about the Acquiring and Acquired Funds....3

II.  Financial Statements............................................3


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I.  Additional Information about the Acquiring and Acquired Funds.

         This SAI is accompanied by the current Statement of Additional Information of the Trust, dated March 1, 1998, which provides further information relating to the Acquired and Acquiring Funds, including information in respect of their investment objectives, policies, and financial histories.

         The following documents, which have previously been filed with the Securities and Exchange Commission, have been incorporated by reference into Part A of this Registration Statement:

(1) Prospectus relating to Class A shares of the Trust dated March 1, 1998 (Registration Nos. 33-16439 and 811-5159).

(2) Prospectus relating to Class C shares of the Trust dated March 1, 1998 (Registration Nos. 33-16439 and 811-5159).

(3) Statement of Additional Information of the Trust dated March 1, 1998 (Registration Nos. 33-16439 and 811-5159).

(4) Annual Report to Shareholders of the Robertson Stephens Global Low-Priced Stock Fund for the year ended December 31, 1997 (Registration Nos. 33-16439 and 811-5159).

(5) Annual Report to Shareholders of the Robertson Stephens Partners Fund for the year ended December 31, 1997 (Registration Nos. 33-16439 and 811-5159).


 II.  Financial Statements.

         This SAI is accompanied by the Annual Reports of the Acquired and Acquiring Funds for the year ended December 31, 1997, each of which contains historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.